CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Class A Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	37,500,000,000	37,500,000,000
Ordinary shares, shares issued	25,878,920,464	1,544,097,151
Ordinary shares, shares outstanding	25,878,920,464	1,466,997,151
Class B Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	0	180,389,549
Ordinary shares, shares outstanding	0	180,389,549